Provisions - Schedule of Provisions (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Provisions [Abstract]
Balance	RM 494,280	$ 110,566	RM 92,680
Add: Provision for warranty during the year	202,929	45,394	459,420
Less: Unclaimed warranty during the	(255,856)	(57,233)	(57,820)
Balance	RM 441,353	$ 98,727	RM 494,280